Income taxes - Summary of Deferred Income Tax Assets and Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income taxes
Income tax losses	R$ 1,777,782	R$ 1,699,262
Negative base of social contribution	590,380	560,110
Temporary differences:
Foreign exchange variation - Loans and borrowings	1,366,606	2,669,489
Provision for lawsuits	257,691	272,886
Impairment provision (Rumo Malha Oeste)	30,547	23,436
Post-employment benefit obligation	129,938	128,046
Provisions for uncertain tax credits and tax losses	53,662	44,202
Provision for non- recoverability of taxes	68,210	70,719
Share-based payment transactions	90,861	103,454
Lease	236,278	312,402
Unrealized loss with derivatives	696,110	390,622
Fair value adjustment on debts	32,268
Provisions for profit sharing	118,658	131,254
Business combination - Intangible assets	106,524	124,628
Business combination – Property, plant and equipment	1,854	1,854
Selic on undue payments	73,113	76,745
Other provisions	812,648	682,385
Deferred tax on pre-operating income	69,314	79,402
Regulatory current account		8,396
Other	170,404	245,221
Total deferred tax assets	6,682,848	7,624,513
Exchange rate variation - Loans and borrowings	(24,778)	(347)
Provision for lawsuits		(107)
Useful life review	(839,880)	(531,081)
Business combination – fixed assets	(174,359)	(161,784)
Tax goodwill	(609,096)	(645,297)
Unrealized income with derivatives	(400,672)	(369,763)
Fair value adjustment on debt	(559,450)	(801,022)
Securities and bonds	(31,437)
Investment properties	(567,263)	(496,395)
Goods intended for sale	(11,906)	(962)
Effects on the formation of joint ventures	(33,776)	(167,196)
Business Combination – Intangible assets	(4,902,079)	(4,990,657)
Post-employment obligations	(4,815)	(4,810)
Lease	(11,101)	(11,557)
Provisions	(449,153)	(449,153)
Other	(484,440)	(472,592)
Total deferred tax liabilities	(9,104,205)	(9,102,723)
Total deferred taxes recorded	(2,421,357)	(1,478,210)
Deferred tax assets	3,703,864	4,495,296
Deferred tax liabilities	(6,125,221)	(5,973,506)
Total deferred, net	R$ (2,421,357)	R$ (1,478,210)